Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2023, and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs that the Company utilized to determine such fair value:
Description	Level	March 31, 2023	December 31, 2022
Assets:
Marketable securities held in Trust Account	1	$21,577,042	$21,100,382
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Level	December 31, 2022	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$21,100,382	$116,157,607